Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Balance Sheet Related Disclosures Abstract
Balance Sheet Components
4.	Balance Sheet Components

Property and Equipment, Net

Property and equipment, net consists of the following:

	September 30, 2019	December 31, 2018
	(In thousands)
Leasehold improvements	$25,224	$210
Lab equipment	9,110	4,599
Furniture and fixtures	2,066	131
Computer equipment	1,457	449
Construction-in-progress	39	7,449

Property and equipment, gross	37,896	12,838
Less accumulated depreciation and amortization	(4,035)	(1,901)

Total property and equipment, net	$33,861	$10,937

Accrued Liabilities

Accrued liabilities consist of the following:

	September 30, 2019	December 31, 2018
	(In thousands)
Accrued research and development costs	$7,431	$3,821
Accrued employee compensation	4,272	2,766
Accrued property and equipment	3,675	293
Accrued professional services	1,046	588
Accrued offering costs	—	792
Other	122	179

Total accrued liabilities	$16,546	$8,439

4.	Balance Sheet Components

Property and Equipment, Net

Property and equipment, net consists of the following:

	December 31,
	2018	2017
	(In thousands)
Lab equipment	$4,599	$3,527
Computer equipment	449	157
Leasehold improvements	210	113
Office equipment	131	17
Construction-in-progress	7,449	—

Property and equipment, gross	12,838	3,814
Less accumulated depreciation and amortization	(1,901)	(980)

Total property and equipment, net	$10,937	$2,834

Accrued Liabilities

Accrued liabilities consist of the following:

	December 31,
	2018	2017
	(In thousands)
Accrued research and development costs	$3,821	$1,471
Accrued employee compensation	2,766	1,294
Deferred offering costs	792	—
Accrued professional services	588	387
Accrued property and equipment	293	201
Other	179	102

Total accrued liabilities	$8,439	$3,455